Acquisition (Details) (USD $)	Jun. 14, 2012	Apr. 05, 2011
Breakdown of PGT Inc. net assets
Cash	$ 1,430
Less: Accounts payable and accrued liabilities	(123,536)
Less: Due to related parties	(526,020)
Less: Promissory note in connection with the RTO	(4,003,255)	(4,003,255)
Net liabilities acquired	$ (4,651,381)